Fees and Expenses	Jan. 28, 2026
Leuthold Core Investment Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Other Expenses have been restated to reflect current expenses of the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses (“AFFE”) are indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Core Predecessor Fund’s portfolio turnover rate was 64% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to short positions intended to be held for less than a year and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	64.00%
Leuthold Global Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Other Expenses have been restated to reflect current expenses of the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses (“AFFE”) are indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Global Predecessor Fund’s portfolio turnover rate was 64% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to short positions intended to be held for less than a year and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	64.00%
Leuthold Grizzly Short Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Other Expenses have been restated to reflect current expenses of the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses (“AFFE”) are indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Grizzly Predecessor Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to short positions intended to be held for less than a year and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	none
Leuthold Core ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Other Expenses have been restated to reflect current expenses of the Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the expense limitation during the contractual period noted above.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to short positions intended to be held for less than a year and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be higher.

Portfolio Turnover, Rate	57.00%
Leuthold Select Industries ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Other Expenses have been restated to reflect current expenses of the Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the expense limitation during the contractual period noted above.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	78.00%